Income from operations - Text details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income from operations [Line items]
Impairment of goodwill	€ 9	€ 1
Land and buildings [Member] | United States [Member]
Income from operations [Line items]
Income on disposal of fixed assets	€ 59